Share-Based Payments - Valuations of Options Granted (Details)	Mar. 14, 2021 shares $ / shares	Dec. 14, 2020 shares $ / shares	Jan. 16, 2020 shares $ / shares	Dec. 07, 2019 shares $ / shares	Jul. 08, 2019 shares $ / shares	Jun. 30, 2022 shares	Jun. 30, 2021 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options | shares						29,330,001	32,103,334
Employee | Tranche 1
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options | shares	33,333	33,333	100,000	100,000	250,000
Exercise price	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50
Award date	Mar. 14, 2021	Dec. 14, 2020	Jan. 16, 2020	Dec. 07, 2019	Jul. 08, 2019
Expiry date	Mar. 14, 2021	Dec. 14, 2030	Jan. 16, 2030	Dec. 07, 2029	Jul. 08, 2029
Vesting date	Feb. 24, 2022	Feb. 24, 2021	May 31, 2022	May 31, 2022	May 31, 2022
Volatility	96.28%	94.20%	82.80%	84.89%	85.08%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	1.72%	0.98%	1.18%	1.14%	1.32%
Fair value at grant date	$ 2.4101	$ 0.7878	$ 0.3541	$ 0.4274	$ 0.3026
Employee | Tranche 2
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options | shares	33,333	33,333	100,000	100,000	250,000
Exercise price	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50
Award date	Mar. 14, 2021	Dec. 14, 2020	Jan. 16, 2020	Dec. 07, 2019	Jul. 08, 2019
Expiry date	Mar. 14, 2031	Dec. 14, 2030	Jan. 16, 2030	Dec. 07, 2029	Jul. 08, 2029
Vesting date	Feb. 24, 2023	Feb. 24, 2022	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2023
Volatility	96.28%	94.20%	82.80%	84.89%	85.08%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	1.72%	0.98%	1.18%	1.14%	1.32%
Fair value at grant date	$ 2.4811	$ 0.8394	$ 0.3648	$ 0.4415	$ 0.3115
Employee | Tranche 3
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options | shares	33,334	33,334	100,000	100,000	250,000
Exercise price	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50
Award date	Mar. 14, 2021	Dec. 14, 2020	Jan. 16, 2020	Dec. 07, 2019	Jul. 08, 2019
Expiry date	Mar. 14, 2031	Dec. 14, 2030	Jan. 16, 2030	Dec. 07, 2029	Jul. 08, 2029
Vesting date	Feb. 24, 2024	Feb. 24, 2023	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2023
Volatility	96.28%	94.20%	82.80%	84.89%	85.08%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	1.72%	0.98%	1.18%	1.14%	1.32%
Fair value at grant date	$ 2.5277	$ 0.8758	$ 0.3726	$ 0.4513	$ 0.3179
Employee | Tranche 4
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options | shares			100,000	100,000	250,000
Exercise price			$ 0.50	$ 0.50	$ 0.50
Award date			Jan. 16, 2020	Dec. 07, 2019	Jul. 08, 2019
Expiry date			Jan. 16, 2030	Dec. 07, 2029	Jul. 08, 2029
Vesting date			Nov. 30, 2023	Nov. 30, 2023	Nov. 30, 2023
Volatility			82.80%	84.89%	85.08%
Dividend yield			0.00%	0.00%	0.00%
Risk-free interest rate			1.18%	1.14%	1.32%
Fair value at grant date			$ 0.3753	$ 0.4543	$ 0.3201
Employee | Tranche 5
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options | shares			100,000	100,000	250,000
Exercise price			$ 0.50	$ 0.50	$ 0.50
Award date			Jan. 16, 2020	Dec. 07, 2019	Jul. 08, 2019
Expiry date			Jan. 16, 2030	Dec. 07, 2029	Jul. 08, 2029
Vesting date			Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Volatility			82.80%	84.89%	85.08%
Dividend yield			0.00%	0.00%	0.00%
Risk-free interest rate			1.18%	1.14%	1.32%
Fair value at grant date			$ 0.3809	$ 0.4611	$ 0.3248
Employee | Tranche 6
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options | shares			100,000	100,000	250,000
Exercise price			$ 0.50	$ 0.50	$ 0.50
Award date			Jan. 16, 2020	Dec. 07, 2019	Jul. 08, 2019
Expiry date			Jan. 16, 2030	Dec. 07, 2029	Jul. 08, 2029
Vesting date			Feb. 28, 2024	Feb. 28, 2024	Feb. 28, 2024
Volatility			82.80%	84.89%	85.08%
Dividend yield			0.00%	0.00%	0.00%
Risk-free interest rate			1.18%	1.14%	1.32%
Fair value at grant date			$ 0.3819	$ 0.4623	$ 0.3255
Employee | Tranche 7
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options | shares			100,000	100,000	250,000
Exercise price			$ 0.50	$ 0.50	$ 0.50
Award date			Jan. 16, 2020	Dec. 07, 2019	Jul. 08, 2019
Expiry date			Jan. 16, 2030	Dec. 07, 2029	Jul. 08, 2029
Vesting date			Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2024
Volatility			82.80%	84.89%	85.08%
Dividend yield			0.00%	0.00%	0.00%
Risk-free interest rate			1.18%	1.14%	1.32%
Fair value at grant date			$ 0.3832	$ 0.4636	$ 0.3264
Employee | Tranche 8
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options | shares			100,000	100,000	250,000
Exercise price			$ 0.50	$ 0.50	$ 0.50
Award date			Jan. 16, 2020	Dec. 07, 2019	Jul. 08, 2019
Expiry date			Jan. 16, 2030	Dec. 07, 2029	Jul. 08, 2029
Vesting date			Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2024
Volatility			82.80%	84.89%	85.08%
Dividend yield			0.00%	0.00%	0.00%
Risk-free interest rate			1.18%	1.14%	1.32%
Fair value at grant date			$ 0.3839	$ 0.4644	$ 0.3270
Employee | Tranche 9
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options | shares			100,000	100,000	250,000
Exercise price			$ 0.50	$ 0.50	$ 0.50
Award date			Jan. 16, 2020	Dec. 07, 2019	Jul. 08, 2019
Expiry date			Jan. 16, 2030	Dec. 07, 2029	Jul. 08, 2029
Vesting date			May 31, 2024	May 31, 2024	May 31, 2024
Volatility			82.80%	84.89%	85.08%
Dividend yield			0.00%	0.00%	0.00%
Risk-free interest rate			1.18%	1.14%	1.32%
Fair value at grant date			$ 0.3883	$ 0.4696	$ 0.3307
Employee | Tranche 10
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options | shares			100,000	100,000	250,000
Exercise price			$ 0.50	$ 0.50	$ 0.50
Award date			Jan. 16, 2020	Dec. 07, 2019	Jul. 08, 2019
Expiry date			Jan. 16, 2030	Dec. 07, 2029	Jul. 08, 2029
Vesting date			Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
Volatility			82.80%	84.89%	85.08%
Dividend yield			0.00%	0.00%	0.00%
Risk-free interest rate			1.18%	1.14%	1.32%
Fair value at grant date			$ 0.3889	$ 0.4703	$ 0.3310